Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Jul. 31, 2020
Significant Accounting Policies [Line Items]
Related party loan on notes issued	$ 47,221	$ 649,474			$ 1,386,878
Number of class A shares excluded in the calculation of diluted income per share					1,459,006
Basic and diluted weighted average common shares outstanding	15,799,284	172,291			10,783,895
Net loss	$ (5,784,421)	$ (1,582,834)	$ (9,224)		$ (13,373,003)
Cash and cash equivalents balance	19,843,052		$ 0	$ 10,546,749	$ 10,546,749
Therapeutics Acquisition Corp.
Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account	3,346			6,395
Net loss	$ (1,399,040)			$ (311,513)
Class A Common stock subject to possible redemption, shares outstanding	12,564,103			12,704,007	12,704,007
Cash and cash equivalents balance	$ 700,000			$ 1,100,000	$ 1,100,000
Offering costs						$ 8,100,000
Therapeutics Acquisition Corp. | Sponsor
Significant Accounting Policies [Line Items]
Working capital loan				$ 0	$ 0
Cash and cash equivalents balance	$ 700,000
Therapeutics Acquisition Corp. | Class A common shares
Significant Accounting Policies [Line Items]
Number of class A shares excluded in the calculation of diluted income per share				12,704,007
Basic and diluted weighted average common shares outstanding	13,570,000			13,570,000
Class A Common stock subject to possible redemption, shares outstanding				12,704,007	12,704,007
Therapeutics Acquisition Corp. | Class B common stock
Significant Accounting Policies [Line Items]
Basic and diluted weighted average common shares outstanding	3,863,900			3,708,573
Income attributable to Class A redeemable common stock used in calculation of net loss per common share, basic and diluted	$ 3,346			$ 6,000